Post-Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Employee Benefits [Abstract]
Schedule of amounts recognized in consolidated statements of financial position
	December 31,	December 31,
	2022	2021

Present value of funded obligations	25,652	33,646
Fair value of plan assets	18,683	22,780
Deficit of funded plans	$6,969	$10,866

Schedule of movements in defined benefit obligations
	December 31,	December 31,
	2022	2021

Obligations, beginning of year	$33,646	$34,024
Current service costs	857	929
Interest costs	899	845
Benefits paid	(1,243)	(1,169)
Actuarial gain	(8,507)	(983)
Obligations, end of year	$25,652	$33,646

Schedule of fair value of plan assets
	December 31,	December 31,
	2022	2021

Assets, beginning of year	$22,780	$20,626
Return on assets	617	534
Actuarial gain (loss)	(3,857)	1,482
Employer contributions	386	1,307
Benefits paid	(1,243)	(1,169)
Assets, end of year	$18,683	$22,780

Schedule of amounts recognized in consolidated statements of loss and comprehensive loss
	December 31,	December 31,
	2022	2021

Current service costs, interest costs, and return on assets included in cost of sales	$1,139	$1,240

Schedule of principal actuarial assumptions
	December 31,	December 31,
	2022	2021

Discount rate (expense)	2.75%	2.50%
Discount rate (year end disclosures)	5.00%	2.75%
Future salary increases (salaried plan only)	5.00%	5.00%